2010 Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the status of stock options issued

	For the year ended 2012		For the year ended 2011
	Number of	Average	Number of	Average
	Shares	Price	Shares	Price
Outstanding at the beginning of year	15,000,000	$0.025	-	N/A
Granted	2,100,000	$0.1	15,000,000	$0.025
Exercised/Expired/Cancelled	-	N/A	-	N/A
Outstanding at the end of period	17,100,000	$0.034	15,000,000	$0.025

Exercisable at the end of period	7,800,000	$0.028	1,500,000	$0.025

Stock options outstanding by exercise price range
Weighted
		Average	Weighted
Range of		Remaining	Average
Exercise	Options	Contractual	Exercise	Options
Prices	Outstanding	Life	Price	Exercisable
$0.025 - 0.1	17,100,000	7.32	$0.034	7,800,000

Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in valuation of stock options/warrants
For the year ended
December 31, 2012

Risk-free interest rate	0.42%
Expected dividend yield	0%
Expected lives	3.5 years
Expected volatility	70%